EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on January 26, 2012 (Accession No. 0001193125-12-025182), to the Class I Prospectus dated May 1, 2011, for Cohen & Steers Global Realty Shares, Inc.